Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information About Borrowings

	US Dollars
Figures in millions	2017	2016	2015

Non-current

Unsecured
Debt carried at fair value
$1.25bn bonds - issued July 2013	—	—	498
On 1 August 2016, the remaining portion of the bonds were settled.
Debt carried at amortised cost
Rated bonds - issued July 2012	759	758	756
Semi-annual coupons are paid at 5.125% per annum. The bonds were issued on 30 July 2012, are repayable on 1 August 2022 and are US dollar-based.
Rated bonds - issued April 2010	1,001	1,000	999
Semi-annual coupons are paid at 5.375% per annum on $700m 10-year bonds and at 6.5% per annum on $300m 30-year bonds. The $700m bonds are repayable in April 2020 and the $300m bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1bn)	32	45	194
Semi-annual interest paid at LIBOR plus 1.5% per annum. The applicable margin is subject to a ratings grid. The facility was issued on 17 July 2014 and is available until 17 July 2019. The facility is US dollar-based.

Syndicated revolving credit facility (A$500m)	163	168	96
Interest charged at BBSY plus 2% per annum. The applicable margin is subject to a ratings grid. The loan is repayable in July 2019 and is Australian dollar-based.
Syndicated loan facility (R1.5bn)	—	88	65
The facility was issued on 3 December 2013 and was settled on 12 December 2017.
Syndicated revolving credit facility (R2.5bn)	56	—	—
Quarterly interest paid at JIBAR plus 1.8% per annum. The facility was issued on 12 December 2017 and is available until 12 December 2020, with the option on application to extend by two years. The loan is SA rand-based.

Syndicated loan facility (R1.4bn)	81	—	—
Quarterly interest paid at JIBAR plus 1.65% per annum. The facility was issued on 7 July 2015 and is available until 7 July 2020. The loan is SA rand-based.
Syndicated loan facility (R1bn)	81	—	—
Quarterly interest paid at JIBAR plus 1.3% per annum. The facility was issued on 3 November 2017 and is available until 3 November 2020, with the option on application to extend by two years. The loan is SA rand-based.

Revolving Credit Facilities - $100m	16	41	—
Various loans with interest rates ranging from 6.2% to 8% above LIBOR. The facilities were issued on 23 August 2016 and are available until 23 August 2019 and are US dollar-based.
Other	1	1	1
Interest charged at various rates from 2.5% plus delta exchange rate on individual instalments per annum to 4.5% per annum. Repayments terminate in June 2023. All loans are Brazilian real-based.
The loans are subject to debt covenant arrangements for which no default event occurred.

	US Dollars
Figures in millions	2017	2016	2015
Non-current (continued)
Secured
Finance leases
Turbine Square Two (Pty) Limited	15	15	15
The leases are capitalised at an implied interest rate of 9.8% per annum. Lease payments are due in monthly instalments terminating in March 2022 and are SA rand-based. The buildings financed are used as security for these loans (note 35).

Australian Gas Pipeline	58	57	62
The contract with the supplier of gas contains embedded leases which have been determined to bear interest at an average of 6.75% per annum. The embedded leases commenced in November and December 2015 and are for a 10 and 12 year duration, respectively. The leases are repayable in monthly instalments and are Australian dollar-based. The equipment related to the embedded leases is used as security for these loans.

Other	5	5	2
Various loans with interest rates ranging from 2.5% to 15.5% per annum. These loans are repayable from 2016 to 2041. Some of these loans are secured by the financed assets.
Total non-current borrowings including current portion	2,268	2,178	2,688
Current portion of non-current borrowings included in current liabilities	(38)	(34)	(51)
Total non-current borrowings	2,230	2,144	2,637

Current
Current portion of non-current borrowings included above	38	34	51

Unsecured
R750m Bonds - issued December 2013	—	—	49
Total current borrowings	38	34	100

Total borrowings (notes 34 and 35)	2,268	2,178	2,737

Amounts falling due
Within one year	38	34	100
Between one and two years	219	170	64
Between two and five years	1,687	902	1,495
After five years	324	1,072	1,078
(notes 34 and 35)	2,268	2,178	2,737

	US Dollars
Figures in millions	2017	2016	2015

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,807	1,844	2,447
Australian dollar	221	225	158
SA rand	237	106	130
Brazilian real	3	3	2
(notes 34 and 35)	2,268	2,178	2,737

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
Syndicated revolving credit facility ($1bn) - US dollar	965	950	800
Syndicated revolving credit facility (A$500m) - Australian dollar	226	191	266
Syndicated revolving credit facility (R1.5bn) - SA rand	—	21	33
Syndicated revolving credit facility (R2.5bn) - SA rand	146	—	—
Syndicated revolving credit facility (R1.4bn) - SA rand	32	102	91
FirstRand Bank Limited (R750m) - SA rand	61	37	32
Revolving credit facilities ($100m) - US dollar	85	60	—
	1,515	1,361	1,222

Changes in liabilities arising from financing activities:
Reconciliation of total borrowings:
A reconciliation of total borrowings included in the statement of financial position is set out in the following table:
Opening balance	2,178	2,737	3,721
Acquisitions and disposals - other	—	—	47
Proceeds from borrowings	815	787	421
Repayment of borrowings	(767)	(1,333)	(1,288)
Finance costs paid on borrowings	(125)	(159)	(239)
Interest charged to the income statement	130	145	213
Fair value adjustments on issued bonds	—	(9)	(66)
Translation	37	10	(72)
Closing balance	2,268	2,178	2,737

Reconciliation of finance costs paid:
A reconciliation of finance costs paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	125	159	239
Commitment fees, environmental guarantee fees and other borrowing costs	13	13	12
Total finance costs paid	138	172	251